Shareholders' equity - Capital stock (Details) - € / shares	Dec. 31, 2018	Feb. 08, 2011
Disclosure of classes of share capital [line items]
Shares outstanding	306,878,701
Nominal value (in dollars per share)	€ 1
Fresenius SE
Disclosure of classes of share capital [line items]
Voting interest held (as a percent)		35.74%
Ministry of Finance on behalf of Kingdom of Norway
Disclosure of classes of share capital [line items]
Voting interest held (as a percent)		2.97%
Black Rock, Inc., Wilmington, DE, US
Disclosure of classes of share capital [line items]
Voting interest held (as a percent)		5.93%